SCHEDULE OF WEIGHTED AVERAGE ASSUMPTION FOR FAIR VALUES WARRANTS (Details)		9 Months Ended		12 Months Ended
	Mar. 10, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Risk free interest rate		3.21%
Expected volatility		68.75%
Expected life		5 years	5 years
Expected dividend yield		0.00%	0.00%
Warrants [member]
IfrsStatementLineItems [Line Items]
Risk free interest rate	0.28%	3.76%
Expected volatility	150.88%	133.12%
Expected life	2 years	5 months 15 days
Expected dividend yield	0.00%	0.00%		0.00%